Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

Year Ended December 31	2021	2020
Income before income taxes - consolidated	$446	$699
Statutory income tax rate (%)	23.0	24.0
Expected taxes at statutory rates	$103	$168
Add (deduct) the tax effect of:
Permanent differences	$3	$2
Statutory and other rate differences	25	9
Deferred income tax recovery on regulated assets	(18)	(15)
Tax differences on divestitures and transactions	(4)	(33)
Change in valuation allowance	—	(2)
Other	(3)	(2)
	$106	$127
Income tax provision
Current	$59	$1
Deferred	47	126
	$106	$127
Effective income tax rate (%)	23.8	18.2

Schedule of Deferred Income Tax Liabilities
Net deferred income tax liabilities were composed of the following:

As at	December 31, 2021	December 31, 2020
PP&E and intangible assets	$1,709	$1,645
Regulatory assets	(233)	(229)
Tax pools, deferred financing, and compensation	(236)	(208)
Other	(84)	(94)
Valuation allowance	2	4
	$1,158	$1,118

Schedule of Uncertain Tax Positions
Management determined that the following provision was required for uncertainty on income taxes during the year:

Year ended December 31	2021	2020
Balance, beginning of year	$21	$2
Gross increases for tax positions of prior year	—	21
Lapses of statute of limitations	—	(2)
Settlement	(1)	—
Balance, end of year	$20	$21